Equity Compensation Plan	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Equity Compensation Plan
14.	Equity Compensation Plan
In 2015 the Company’s shareholders and board of directors adopted an Equity Compensation Plan (“the Plan”), which replaced the Company’s previous equity compensation plan which was adopted in 2007 and expired in 2015 (the “2007 Plan”) under which the Company’s employees, directors or other persons or entities providing significant services to the Company or its subsidiaries are eligible to receive stock-based awards including restricted stock, restricted stock units, unrestricted stock, bonus stock, performance stock and stock appreciation rights. The Plan is administered by the Compensation Committee of the Company’s board of directors and the aggregate number of shares of common stock reserved under this plan cannot exceed 10% of the number of shares of Company’s common stock issued and outstanding at the time any award is granted. The Company’s Board of Directors may terminate the Plan at any time. As of December 31, 2019, a total of 555,479 restricted shares had been granted under the 2007 Plan since the first grant in the third quarter of 2007 and 264,621 awards have been granted under the Plan.
On November 22, 2012, the Company granted 74,761
non-vested
restricted shares to the Company’s CEO, CFO, Executive and
non-executive
members of Board of Directors. The fair value of each share granted was $7.26 which is equal to the market value of the Company’s common stock on that day. The restricted shares vested on September 30, 2014.
On November 20, 2014, the Company granted 230,713 of
non-vested
restricted shares under the 2007 plan to the Company’s CEO and non-executive
members of Board of Directors of the Company. The fair value of each share granted was $7.58 which is equal to the market value of the Company’s common stock on that day. The restricted shares vest over 3 years from the grant date (115,357 restricted shares on November 20, 2015, 57,678 restricted shares on November 20, 2016 and 57,678 restricted shares on November 20, 2017).
On August 23, 2018, the Company granted 264,621 of
non-vested
restricted shares under the Plan to the Company’s CEO,
non-executive
members of Board of Directors of the Company and employees of the Manager. The fair value of each share granted was $3.59 which is equal to the market value of the Company’s common stock on that day. The restricted shares vest ed
on August 23, 2019 i.e.
 one year
after
the grant date.
All unvested restricted shares are conditional upon the option holder’s continued service as an employee of the Company, or as a director until the applicable vesting date. Until the forfeiture of any restricted shares, the grantee has the right to vote such restricted shares, to receive and retain all regular cash dividends paid on such restricted shares and to exercise all other rights provided that the Company will retain custody of all distributions other than regular cash dividends made or declared with respect to the restricted shares.
The Company pays dividends on all restricted shares regardless of whether they have vested and there is no obligation of the employee to return the dividend when employment ceases. The Company did not pay any dividends in the years ended December 31, 2017, 2018 and 2019. The Company accounts for forfeitures as they occur.
Management has selected the accelerated method allowed by the guidance with respect to recognizing stock based compensation expense for restricted share awards with graded vesting because it considers this method to better match expense with benefits received.
The stock based compensation expense for the vested and
non-vested
shares for the years ended December 31, 2017, 2018 and 2019 amounted to $129,245, $338,356 and $611,644, respectively, and is included in the consolidated statements of operations under the caption “General and administrative expenses”.
A summary of the status of the Company’s
non-vested
restricted shares as of December 31, 2019, is presented below:

	Number of restricted shares	Weighted average grant date fair value per non-vested share
Non-vested, January 1, 2019	264,621	3.59
Vested	(264,621)	3.59

Non-vested, December 31, 2019	—	—

The total fair value of shares vested during the years ended December 31, 2017, 2018 and 2019 was $220,907, nil and $844,141, respectively, based on the closing share price at each vesting date.